Finance Cost and Income - Summary of Interest Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance income expense [abstract]
Cash and cash equivalents	$ 85	$ 103	$ 237
Investment debt securities held for trading	16	1	9
Other loans and receivables	11	46	46
Total	$ 113	$ 150	$ 292